Pension and Postretirement Benefit Plans and Defined Contribution Plans - Pension Plans in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
United States [Member] | Pension Plan [Member]
Pension plans with an ABO in excess of plan assets:
Fair value of plan assets	$ 14,284	$ 12,556
ABO	16,702	15,422
Pension plans with a PBO in excess of plan assets:
Fair value of plan assets	14,284	12,556
PBO	16,702	15,547
United States [Member] | U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Pension plans with an ABO in excess of plan assets:
ABO	1,495	1,410
Pension plans with a PBO in excess of plan assets:
PBO	1,495	1,450
Foreign Plan [Member] | Pension Plan [Member]
Pension plans with an ABO in excess of plan assets:
Fair value of plan assets	882	4,625
ABO	2,724	6,558
Pension plans with a PBO in excess of plan assets:
Fair value of plan assets	1,626	4,936
PBO	$ 3,825	$ 7,244